UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Institutional Investment Manager Filing this Report:

Name:		RS Value Group LLC
Address:	388 Market Street, Ste. 200
		San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		March 31, 2001

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	103,729
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
ISSUER           CLASS     CUSIP      VALUE    SHS        INVEST    VOTG
                                      (X1000)             DISCRET   AUTH
PYR Energy       Com       693677106    4,461   762,500    Sole      Sole
Sina.com         Ord       g81477104      792   517,141    Sole      Sole
U.S. Global InvesCl A      902952100      457   384,459    Sole      Sole
Abgenix          Com       00339B107    3,655   154,300    Sole      Sole
Accrue Software  Com       00437w102      129   688,600    Sole      Sole
Activision       Com       004930202    13,416  551,800    Sole      Sole
Adam.com         Com       00547m101      245   115,400    Sole      Sole
Argonaut Tech    Com       040175101    2,739   376,165    Sole      Sole
Blue Rhino       Com       095811105    3,567   864,800    Sole      Sole
Caremark Rx      Com       141705103      561    43,000    Sole      Sole
Conductus        Com       206784100      816   204,000    Sole      Sole
ESC Medical      Ord       M40868107    10,295  427,825    Sole      Sole
Datum            Com       238208102    1,135    82,200    Sole      Sole
Ivanhoe Energy   Com       465790103    24,459 5,922,742   Sole      Sole
Digital Courier  Com       253838106      208   594,100    Sole      Sole
E-Loan           Com       26861P107    1,769   943,300    Sole      Sole
EchoStar         Cl A      278762109      748    27,000    Sole      Sole
Esperion Thera   Com       29664r106      647    95,800    Sole      Sole
Genomica         Com       37243q101      124    30,000    Sole      Sole
GenStar Thera    Com       37248d105      457   117,400    Sole      Sole
Gymboree         Com       403777105    3,397   339,700    Sole      Sole
Healthgrades.com Com       42222R104       84   300,000    Sole      Sole
IAsiaWorks       Com       45072l101      142   116,300    Sole      Sole
Illumina         Com       452327109      557    78,800    Sole      Sole
Interlinq SoftwarCom       458753100      563   250,000    Sole      Sole
Juno Lightning   Com       482047206    1,941   284,900    Sole      Sole
MPSI Systems     Com       553412206      138   225,838    Sole      Sole
Metromedia Intl  Com       591695101    1,969   628,950    Sole      Sole
Netro            Com       64114R109    1,495   299,000    Sole      Sole
Netsolve         Com       64115j106    1,050   150,000    Sole      Sole
Stonepath Group  Com       861837102      515   991,264    Sole      Sole
Opta Food        Com       68381n105      634   382,700    Sole      Sole
Persistence SoftwCom       715329108      582   582,000    Sole      Sole
Picturetel       Com       720035302      161    58,700    Sole      Sole
Princeton Video  Com       742476104      219    50,000    Sole      Sole
Quokka Sports    Com       749077103       65  1,038,800   Sole      Sole
Sirius Satellite Com       82966u103    3,430   275,800    Sole      Sole
Sonus            Com       835691106    2,216  1,107,800   Sole      Sole
Stamps.com       Com       852857101    1,650   550,000    Sole      Sole
Syntroleum       Com       871630109    3,196   221,400    Sole      Sole
Tularik Inc      Com       899165104    1,826    96,100    Sole      Sole
Universal Access Com       913363107    1,444   253,300    Sole      Sole
V-One            Com       918278102      502   357,642    Sole      Sole
ValueClick       Com       92046n102      935   293,200    Sole      Sole
Ventro           Com       922815105       21    28,000    Sole      Sole
Vsource          Com       92908B105       32   134,342    Sole      Sole
Webvan           Com       94845V103      194  1,239,700   Sole      Sole
Wind River       Com       973149107      348    14,950    Sole      Sole
China Yuchai     Com       G21082105      751   636,531    Sole      Sole
Fresh Del Monte  Ord       g36738105    2,997   495,300    Sole      Sole

